INCOME TAX - Uncertain tax positions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Amount of unrecognized tax benefits	$ 0	$ 0	$ 0